Inventories - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inventory Abstract
Finished goods	$ 2,398,036	$ 2,447,002
Packaging and supplies	5,443,175	3,934,524
Maintenance materials	3,021,719	2,485,517
Total	$ 10,862,930	$ 8,867,043